Summary of Royalties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		256,618,043
Royalty cost		256,618,043
Royalty accumulated depletion
Depreciation expense		163,817
Royalty accumulated depletion		163,817
Functional currency translation		379,230
Balance at September 30, 2021		256,833,456
Depletable Royalties [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		13,002,653
Royalty cost		13,002,653
Royalty accumulated depletion
Depreciation expense		163,817
Royalty accumulated depletion		163,817
Functional currency translation
Balance at September 30, 2021		12,838,836
Depletable Royalties [member] | Isabella Pearl [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		2,820,538
Royalty cost		2,820,538
Royalty accumulated depletion
Depreciation expense		5,579
Royalty accumulated depletion		5,579
Functional currency translation
Balance at September 30, 2021		2,814,959
Depletable Royalties [member] | Jerritt Canyon [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		8,920,908
Royalty cost		8,920,908
Royalty accumulated depletion
Depreciation expense		73,948
Royalty accumulated depletion		73,948
Functional currency translation
Balance at September 30, 2021		8,846,960
Depletable Royalties [member] | Marigold [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		1,261,207
Royalty cost		1,261,207
Royalty accumulated depletion
Depreciation expense		84,290
Royalty accumulated depletion		84,290
Functional currency translation
Balance at September 30, 2021		1,176,917
Non-depletable Royalties [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		243,615,390
Royalty cost		243,615,390
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation		379,230
Balance at September 30, 2021		243,994,620
Non-depletable Royalties [member] | Beaufor [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		1,235,414
Royalty cost		1,235,414
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		1,235,414
Non-depletable Royalties [member] | Croinor [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		5,329,811
Royalty cost		5,329,811
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		5,329,811
Non-depletable Royalties [member] | Fenelon [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		41,552,905
Royalty cost		41,552,905
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		41,552,905
Non-depletable Royalties [member] | Gold Rock [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		3,275,322
Royalty cost		3,275,322
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		3,275,322
Non-depletable Royalties [member] | Hog Ranch [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		12,879,239
Royalty cost		12,879,239
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		12,879,239
Non-depletable Royalties [member] | Lincoln Hill [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		5,288,677
Royalty cost		5,288,677
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		5,288,677
Non-depletable Royalties [member] | McKenzie Break [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		4,010,405
Royalty cost		4,010,405
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		4,010,405
Non-depletable Royalties [member] | Railroad-Pinion [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		3,032,071
Royalty cost		3,032,071
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		3,032,071
Non-depletable Royalties [member] | Rawhide [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		3,820,573
Royalty cost		3,820,573
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		3,820,573
Non-depletable Royalties [member] | REN (Net Profit Interest) [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		21,016,741
Royalty cost		21,016,741
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		21,016,741
Non-depletable Royalties [member] | REN (Net Smelter Return) [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		42,364,755
Royalty cost		42,364,755
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		42,364,755
Non-depletable Royalties [member] | S?o Jorge [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		2,194,333
Royalty cost		2,194,333
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation		79,793
Balance at September 30, 2021		2,274,126
Non-depletable Royalties [member] | Titiribi [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		2,904,333
Royalty cost		2,904,333
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation		105,625
Balance at September 30, 2021		3,009,958
Non-depletable Royalties [member] | Whistler [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		2,575,033
Royalty cost		2,575,033
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation
Balance at September 30, 2021		2,575,033
Non-depletable Royalties [member] | Yellowknife [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		1,804,433
Royalty cost		1,804,433
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation		65,607
Balance at September 30, 2021		1,870,040
Non-depletable Royalties [member] | Others [member]
IfrsStatementLineItems [Line Items]
Royalty cost
Additions		90,331,345
Royalty cost		90,331,345
Royalty accumulated depletion
Depreciation expense
Royalty accumulated depletion
Functional currency translation		128,205
Balance at September 30, 2021		$ 90,459,550